Other revenues and expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other revenues and expenses	Other income and expensesFinancial income and expenses
Financial income:

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$50	$29	$47
Impact of debt reimbursement (Notes 14.1 and 14.2)	—	—	5,177
Convertible debt amendments (Note 14.1)	—	1,399	—
Change in fair value of convertible debt derivative (Note 14.1)	—	—	3,848
Foreign exchange gain	2,116	1,407	3,032
Total financial income	$2,166	$2,835	$12,104
Financial expenses:

	Year ended December 31,
	2019 (1)	2020 (1)	2021
	(in thousands)
Interest on loans	$7,864	$9,747	$7,462
Interest on lease contracts (see Note 15)	622	780	760
Interest on financing component of long term development services agreement (see Notes 18 and 19)	619	3,221	2,156
Interest on supplier payable with extended payment terms	—	125	173
Other bank fees and financial charges	533	627	778
Change in fair value of convertible debt derivative (Note 14.1)	—	13,129	—
Foreign exchange loss	2,048	4,045	2,094
Total financial expenses	$11,686	$31,674	$13,423
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
For the year ended December 31, 2021, interest on loans included $7,334,000 related to convertible debt instruments issued in 2021, 2019, 2018, and 2015, the venture debt issued in 2018, the French government debt financing received in 2020 and government loans granted in 2015 (compared with $9,554,000 and $7,732,000 for the years ended December 31, 2020 and 2019, respectively) (See Note 14.1 to the Consolidated Financial Statements).
The net foreign exchange gain of $938,000 for the year ended December 31, 2021 (2020: net foreign exchange loss of $2,638,000; 2019: net foreign exchange gain $68,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2021, a gain of $3,848,000 (2020: expense of $13,129,000) was recognized, related to the change in fair value of the convertible debt embedded derivative (See Note 14.1 to the Consolidated Financial Statements).
For the year ended December 31, 2021, a gain of $5,177,000 was recognized related to the impact of the convertible debts reimbursement (see Note 14.1 to the Consolidated Financial Statements) and of the prepayment in full of the venture debt (see Note 14.2 to the Consolidated Financial Statements).
For the year ended December 31, 2020, income of $1,399,000 was recognized related to the convertible debt amendments.
Cost of revenue and operating expensesThe tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2019	2020	2021
		(in thousands)
Included in cost of revenue:
Cost of components		$14,039	$23,376	$18,365
Depreciation and impairment	7	959	573	517
Amortization of intangible assets	8	159	159	162
Wages and benefits		1,780	1,993	2,306
Share-based payment expense	13	10	42	58
Assembly services, royalties and other		1,538	1,323	2,282
		$18,485	$27,466	$23,690

		Year ended December 31,
	Note	2019 (1)	2020 (1)	2021
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$3,167	$3,179	$2,837
Amortization of intangible assets	8	4,120	5,859	7,037
Wages and benefits		25,096	31,954	36,684
Share-based payment expense	13	1,787	2,943	5,077
Foreign exchange (gains) losses related to hedges of euro		71	106	(73)
Other, net		6,140	4,150	(6,054)
		$40,381	$48,191	$45,508
Employee benefits expense

		Year ended December 31,
	Note	2019 (1)	2020 (1)	2021
		(in thousands)
Wages and salaries		$19,953	$25,485	$29,422
Social security costs and other payroll taxes		6,748	8,222	9,386
Other benefits		161	146	167
Pension costs		69	94	15
Share-based payment expenses	13	1,797	2,985	5,135
Total employee benefits expense		$28,728	$36,932	$44,125
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
The amount recognized as an expense for defined contributions plans amounts to $1,434,000 for the year ended December 31, 2021 ($1,254,000 and $1,318,000 for the years ended December 31, 2019 and 2020, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria, which was the case for each of the years ended December 31, 2021, 2020 and 2019). Total research tax credit receivable as of December 31, 2021 is $5,769,000, ($5,656,000 relating to tax credits receivables for 2021 and $113,000 for 2020). Part of the amount was financed in 2021 and the remaining amount is expected to be recovered in 2022 and 2027 in cash (see Note 14.3.to the Consolidated Financial Statements).
The Company also has research tax credits available in the United Kingdom.
In the year ended December 31,2019, 2020 and 2021, the Company capitalized costs related to the development of chipsets for LTE Category M and NB-IoT (the Monarch, Monarch N/Monarch 2), LTE Category 1 (the Calliope 2), for 5G, and related to certification of various products.
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2019 (1)	2020 (1)	2021
	(in thousands)
Research and development costs	$31,199	$40,776	$52,200
Research tax credit	(3,123)	(4,871)	(6,328)
Government and other grants	(247)	(456)	(3,621)
Development costs capitalized (*)	(5,020)	(6,061)	(18,297)
Amortization of capitalized development costs	1,076	1,495	2,460
Total research and development expense	$23,885	$30,883	$26,414
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
(*) Reflecting reduction for research tax credits of $1,587,000, $1,382,000 and $606,000 for the years ended December 31, 2021, 2020 and 2019, respectively.